UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 1.7%
Airbus SE	56,122	$5,342,541
General Dynamics Corp.	6,866	1,411,512
L3 Technologies, Inc.	5,966	1,124,174
Northrop Grumman Corp.	13,028	3,748,416
Raytheon Co.	33,521	6,254,348
Rolls-Royce Holdings PLC	156,584	1,862,452
Textron, Inc.	30,061	1,619,687

		$21,363,130

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$2,721,706
Expeditors International of Washington, Inc.	20,310	1,215,756

		$3,937,462

Airlines — 0.1%
Alaska Air Group, Inc.	16,774	$1,279,353
International Consolidated Airlines Group SA	65,562	521,303

		$1,800,656

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$537,772
BorgWarner, Inc.	11,315	579,667
Compagnie Generale des Etablissements Michelin, Class B	26,277	3,833,854
Denso Corp.	60,300	3,051,804
Toyoda Gosei Co., Ltd.	12,800	302,494
Toyota Industries Corp.	6,400	368,080
Yokohama Rubber Co., Ltd. (The)	75,500	1,557,044

		$10,230,715

Automobiles — 1.2%
Daimler AG(1)	132,059	$10,541,614
Honda Motor Co., Ltd.	32,300	954,159
Isuzu Motors, Ltd.	99,500	1,319,257
Mazda Motor Corp.	49,000	750,676
Toyota Motor Corp.	17,100	1,019,646
Volkswagen AG, PFC Shares	1,805	294,675

		$14,880,027

Banks — 6.9%
Banco Bilbao Vizcaya Argentaria SA	41,559	$371,554
Banco Santander SA(1)	1,466,812	10,260,125
Bank of America Corp.	50,000	1,267,000
BNP Paribas SA	100,600	8,115,981
Citigroup, Inc.	10,022	729,000
Credit Agricole SA(1)	243,088	4,425,201
Danske Bank A/S	72,886	2,920,802
Fifth Third Bancorp	112,006	3,133,928
First Horizon National Corp.	19,470	372,851

Security	Shares	Value
Hiroshima Bank, Ltd. (The)	43,500	$352,693
HSBC Holdings PLC(1)	802,083	7,929,254
Huntington Bancshares, Inc.	307,053	4,286,460
ING Groep NV(1)	426,434	7,860,182
Intesa Sanpaolo SpA(1)	2,091,453	7,404,388
JPMorgan Chase & Co.	47,825	4,567,766
KBC Group NV	22,722	1,927,732
KeyCorp	218,919	4,120,056
Lloyds Banking Group PLC	927,572	842,937
PNC Financial Services Group, Inc. (The)	6,406	863,337
Shinsei Bank, Ltd.	33,600	538,494
Societe Generale SA	130,261	7,633,477
SunTrust Banks, Inc.	19,446	1,162,287
U.S. Bancorp	20,850	1,117,351
Wells Fargo & Co.	51,808	2,857,211

		$85,060,067

Beverages — 1.7%
Anheuser-Busch InBev SA/NV	3,893	$465,358
Coca-Cola Co. (The)	46,672	2,100,707
Constellation Brands, Inc., Class A	29,994	5,982,303
Heineken Holding NV	24,773	2,327,442
Heineken NV	7,692	761,142
Kirin Holdings Co., Ltd.	59,000	1,386,139
PepsiCo, Inc.	58,441	6,512,081
Takara Holdings, Inc.	84,000	766,629

		$20,301,801

Biotechnology — 3.7%
AbbVie, Inc.	47,758	$4,243,776
Amgen, Inc.	71,478	13,327,073
BioMarin Pharmaceutical, Inc.(2)	19,589	1,823,148
Celgene Corp.(2)	92,074	13,426,231
Gilead Sciences, Inc.	143,508	11,627,018
Shire PLC(1)	22,601	1,151,153

		$45,598,399

Building Products — 0.5%
Daikin Industries, Ltd.(1)	62,200	$6,299,147

		$6,299,147

Capital Markets — 1.6%
CME Group, Inc.	4,775	$647,872
GAM Holding AG	43,549	675,096
Moody’s Corp.	18,539	2,580,814
Morgan Stanley	65,092	3,135,482
S&P Global, Inc.	27,142	4,242,566
Schroders PLC	62,659	2,818,821
St. James’s Place PLC(1)	209,534	3,220,492
State Street Corp.	21,373	2,041,976

		$19,363,119

Chemicals — 3.0%
AdvanSix, Inc.(2)	1,261	$50,125
Air Products and Chemicals, Inc.	32,423	4,903,006
Akzo Nobel NV	10,908	1,006,038

Security	Shares	Value
BASF SE(1)	108,986	$11,610,957
Daicel Corp.	51,000	614,944
DowDuPont, Inc.	14,120	977,528
Eastman Chemical Co.	22,750	2,058,647
Johnson Matthey PLC	77,449	3,551,439
Kaneka Corp.	47,000	365,190
Linde AG	16,210	3,370,834
Mitsubishi Gas Chemical Co., Inc.	27,500	645,246
Nitto Denko Corp.	39,400	3,286,405
Shin-Etsu Chemical Co., Ltd.	22,800	2,040,598
Sumitomo Chemical Co., Ltd.	25,000	156,401
Toray Industries, Inc.	56,000	543,389
Tosoh Corp.	86,500	1,952,491

		$37,133,238

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	42,900	$3,124,171
Waste Management, Inc.	23,366	1,828,857

		$4,953,028

Communications Equipment — 1.1%
Cisco Systems, Inc.	357,128	$12,010,215
Nokia Oyj	245,912	1,477,563

		$13,487,778

Construction & Engineering — 0.2%
Ferrovial SA	81,605	$1,798,071
Quanta Services, Inc.(2)	10,281	384,201

		$2,182,272

Construction Materials — 0.2%
CRH PLC	62,332	$2,371,344
Imerys SA	4,825	435,965

		$2,807,309

Consumer Finance — 0.4%
American Express Co.	42,280	$3,824,649
Navient Corp.	50,603	760,057

		$4,584,706

Containers & Packaging — 0.2%
International Paper Co.	16,999	$965,883
Sealed Air Corp.	27,433	1,171,938
Toyo Seikan Kaisha, Ltd.	15,800	264,034

		$2,401,855

Distributors — 0.2%
Genuine Parts Co.	10,531	$1,007,290
LKQ Corp.(2)	53,930	1,940,941

		$2,948,231

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(2)	16,883	$3,094,992
Groupe Bruxelles Lambert SA	4,239	446,206
Investor AB, Class B	56,000	2,770,556
ORIX Corp.	41,300	666,756
Standard Life Aberdeen PLC	192,564	1,119,354

		$8,097,864

Security	Shares	Value
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	99,124	$3,882,687
BT Group PLC(1)	454,642	1,729,228
Deutsche Telekom AG(1)	220,347	4,114,826
Orange SA	56,906	931,776
Proximus SA	25,589	882,152
Verizon Communications, Inc.	105,653	5,228,767

		$16,769,436

Electric Utilities — 0.9%
Acciona SA	8,786	$707,345
Edison International	51,169	3,948,712
Iberdrola SA(1)	800,751	6,226,342

		$10,882,399

Electrical Equipment — 0.9%
ABB, Ltd.	258,273	$6,386,569
Fujikura, Ltd.	69,000	554,543
Legrand SA	47,726	3,444,388
Mabuchi Motor Co., Ltd.	6,600	330,655

		$10,716,155

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.(1)	123,800	$3,271,874
Corning, Inc.	19,975	597,652
Kyocera Corp.	45,400	2,817,788
OMRON Corp.	16,500	841,374
Taiyo Yuden Co., Ltd.	124,900	1,849,675
TDK Corp.	40,200	2,731,715

		$12,110,078

Energy Equipment & Services — 0.2%
Halliburton Co.	50,055	$2,304,032

		$2,304,032

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	17,793	$2,431,947
AvalonBay Communities, Inc.	5,904	1,053,392
British Land Co. PLC (The)	324,390	2,619,023
Japan Real Estate Investment Corp.	67	322,144
Simon Property Group, Inc.	26,522	4,270,307

		$10,696,813

Food & Staples Retailing — 0.8%
CVS Health Corp.	71,786	$5,837,637
FamilyMart UNY Holdings Co., Ltd.	8,600	453,064
Seven & i Holdings Co., Ltd.	44,200	1,707,643
Wal-Mart Stores, Inc.	23,122	1,806,753

		$9,805,097

Food Products — 3.0%
Kraft Heinz Co. (The)	26,742	$2,073,842
Mondelez International, Inc., Class A	224,275	9,119,021
Nestle SA(1)	291,170	24,441,172
Nissin Foods Holdings Co., Ltd.	11,700	710,897
Toyo Suisan Kaisha, Ltd.	5,000	183,693
Yakult Honsha Co., Ltd.	8,800	633,276

		$37,161,901

Security	Shares	Value
Gas Utilities — 0.0%(3)
Italgas SpA	35,014	$196,672

		$196,672

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	113,910	$6,078,238
Analogic Corp.	10,189	853,329
Dentsply Sirona, Inc.	10,000	598,100
Hologic, Inc.(2)	17,554	644,056
Intuitive Surgical, Inc.(2)	1,000	1,045,880
Medtronic PLC	8,000	622,160
Olympus Corp.	6,900	233,814
Terumo Corp.	60,500	2,379,661

		$12,455,238

Health Care Providers & Services — 0.9%
DaVita, Inc.(2)	12,963	$769,873
Fresenius SE & Co. KGaA	8,764	708,744
McKesson Corp.	16,774	2,576,654
UnitedHealth Group, Inc.	34,811	6,817,734

		$10,873,005

Hotels, Restaurants & Leisure — 0.8%
Accor SA	26,214	$1,303,714
McDonald’s Corp.	17,186	2,692,702
Six Flags Entertainment Corp.	32,001	1,950,141
Yum! Brands, Inc.	58,297	4,291,242

		$10,237,799

Household Durables — 0.6%
Barratt Developments PLC(1)	337,253	$2,778,349
Casio Computer Co., Ltd.	63,200	891,470
PulteGroup, Inc.	70,920	1,938,244
Sekisui Chemical Co., Ltd.	61,000	1,201,797

		$6,809,860

Household Products — 1.0%
Clorox Co. (The)	18,837	$2,484,789
Colgate-Palmolive Co.	5,644	411,165
Henkel AG & Co. KGaA, PFC Shares	18,309	2,494,465
Kimberly-Clark Corp.	21,147	2,488,579
Procter & Gamble Co. (The)	11,603	1,055,641
Reckitt Benckiser Group PLC	20,566	1,879,074
Unicharm Corp.	37,200	852,080

		$11,665,793

Industrial Conglomerates — 2.2%
3M Co.	27,304	$5,731,110
Honeywell International, Inc.	31,549	4,471,755
Nisshinbo Holdings, Inc.	109,000	1,290,157
Siemens AG(1)	113,166	15,968,780

		$27,461,802

Insurance — 4.4%
Ageas	22,500	$1,058,258
Allianz SE	66,106	14,846,537
Allstate Corp. (The)	14,927	1,371,941

Security	Shares	Value
Brighthouse Financial, Inc.(2)	4,281	$260,285
Chubb, Ltd.	7,404	1,055,440
Cincinnati Financial Corp.	42,936	3,287,609
Hartford Financial Services Group, Inc.	48,969	2,714,352
Lincoln National Corp.	22,183	1,630,007
Marsh & McLennan Cos., Inc.	55,718	4,669,726
MetLife, Inc.	47,093	2,446,481
MS&AD Insurance Group Holdings, Inc.	37,200	1,198,821
Principal Financial Group, Inc.	36,247	2,332,132
Prudential Financial, Inc.	27,177	2,889,459
Prudential PLC(1)	349,752	8,369,738
SCOR SE	63,370	2,657,671
Swiss Life Holding AG	8,264	2,913,405

		$53,701,862

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(2)	32,972	$31,697,632
Netflix, Inc.(2)	21,000	3,808,350
Priceline Group, Inc. (The)(2)	3,947	7,226,247

		$42,732,229

Internet Software & Services — 5.9%
Alphabet, Inc., Class A(2)	23,701	$23,078,138
Alphabet, Inc., Class C(2)	19,187	18,402,443
Facebook, Inc., Class A(2)	163,423	27,924,088
LogMeIn, Inc.	5,861	645,003
United Internet AG	32,975	2,055,426

		$72,105,098

IT Services — 2.8%
Amadeus IT Group SA	24,489	$1,592,733
Atos SE	5,628	872,948
Capgemini SE(1)	34,597	4,055,618
Cognizant Technology Solutions Corp., Class A	79,444	5,762,868
DXC Technology Co.	6,782	582,438
Fidelity National Information Services, Inc.	51,873	4,844,419
Indra Sistemas SA(2)	58,122	919,079
International Business Machines Corp.	10,407	1,509,848
Mastercard, Inc., Class A	32,320	4,563,584
Nomura Research Institute, Ltd.	8,100	316,330
NTT Data Corp.	74,000	791,878
Obic Co., Ltd.	7,300	459,604
Otsuka Corp.	7,800	500,257
PayPal Holdings, Inc.(2)	52,937	3,389,556
Worldpay Group PLC(4)	662,238	3,614,576

		$33,775,736

Leisure Products — 0.2%
Hasbro, Inc.	21,651	$2,114,653

		$2,114,653

Life Sciences Tools & Services — 0.3%
PerkinElmer, Inc.	6,547	$451,546
Thermo Fisher Scientific, Inc.	17,359	3,284,323

		$3,735,869

Security	Shares	Value
Machinery — 1.6%
Dover Corp.	7,424	$678,479
Ebara Corp.	45,600	1,514,960
FANUC Corp.(1)	43,827	8,886,079
Kawasaki Heavy Industries, Ltd.	3,100	102,787
Komatsu, Ltd.	34,000	962,778
Makita Corp.	13,400	540,834
MAN SE	7,139	805,881
NSK, Ltd.	6,000	81,006
Parker-Hannifin Corp.	7,147	1,250,868
SMC Corp.	1,900	671,386
Snap-on, Inc.	6,143	915,368
Stanley Black & Decker, Inc.	24,657	3,722,467

		$20,132,893

Media — 2.9%
Charter Communications, Inc.(2)	10,343	$3,758,853
Comcast Corp., Class A	429,642	16,532,624
Dentsu, Inc.	14,500	636,958
Hakuhodo DY Holdings, Inc.	20,900	275,178
Interpublic Group of Cos., Inc. (The)	40,333	838,523
Omnicom Group, Inc.	9,804	726,182
ProSiebenSat.1 Media SE	27,382	934,408
Sky PLC(1)	447,757	5,493,021
Time Warner, Inc.	10,926	1,119,369
Walt Disney Co. (The)	58,917	5,807,449

		$36,122,565

Metals & Mining — 1.3%
Glencore PLC(1)	1,472,251	$6,757,641
Mitsubishi Materials Corp.	8,000	277,097
Nippon Light Metal Holdings Co., Ltd.	200,000	569,639
Nucor Corp.	23,673	1,326,635
Rio Tinto PLC(1)	142,688	6,642,000

		$15,573,012

Multi-Utilities — 1.0%
CMS Energy Corp.	126,690	$5,868,281
Consolidated Edison, Inc.	13,824	1,115,320
Dominion Energy, Inc.	27,793	2,138,115
Engie SA	62,752	1,065,618
National Grid PLC	57,770	715,513
NiSource, Inc.	42,420	1,085,528
Veolia Environnement SA	37,663	870,316

		$12,858,691

Multiline Retail — 0.6%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$745,404
Marks & Spencer Group PLC	398,770	1,888,047
Next PLC	41,584	2,931,357
Nordstrom, Inc.	12,439	586,499
Target Corp.	16,910	997,859

		$7,149,166

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	9,143	$446,636
BP PLC(1)	1,013,220	6,490,679

Security	Shares	Value
Chevron Corp.	72,650	$8,536,375
ConocoPhillips	20,000	1,001,000
ENI SpA(1)	351,386	5,819,548
EOG Resources, Inc.	5,000	483,700
Exxon Mobil Corp.	40,461	3,316,993
Idemitsu Kosan Co., Ltd.	10,000	282,619
Marathon Petroleum Corp.	27,916	1,565,529
Newfield Exploration Co.(2)	11,510	341,502
Phillips 66	36,105	3,307,579
Pioneer Natural Resources Co.	4,000	590,160
Royal Dutch Shell PLC, Class A(1)	189,507	5,727,245
Royal Dutch Shell PLC, Class B	30,575	941,285
Snam SpA	175,073	843,685
Total SA(1)	166,408	8,935,183

		$48,629,718

Paper & Forest Products — 0.0%(3)
OJI Paper Co., Ltd.	41,000	$221,383

		$221,383

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,747,763
Kao Corp.(1)	61,054	3,594,451
Unilever NV(1)	193,140	11,416,689
Unilever PLC	15,759	912,120

		$18,671,023

Pharmaceuticals — 7.5%
Allergan PLC	11,024	$2,259,369
Astellas Pharma, Inc.(1)	269,300	3,427,525
AstraZeneca PLC(1)	97,424	6,478,833
Bayer AG(1)	31,622	4,319,670
Chugai Pharmaceutical Co., Ltd.(1)	99,100	4,118,213
Eisai Co., Ltd.	23,146	1,188,613
Eli Lilly & Co.	17,949	1,535,357
Hisamitsu Pharmaceutical Co., Inc.	3,300	158,588
Indivior PLC(2)	25,431	115,836
Johnson & Johnson	60,088	7,812,041
Mallinckrodt PLC(2)	6,475	241,971
Merck & Co., Inc.	103,665	6,637,670
Mitsubishi Tanabe Pharma Corp.	10,000	229,570
Novartis AG(1)	208,832	17,912,552
Pfizer, Inc.	104,651	3,736,041
Roche Holding AG PC(1)	71,291	18,223,415
Sanofi(1)	124,447	12,388,279
Takeda Pharmaceutical Co., Ltd.	14,631	809,034
UCB SA	9,177	654,028

		$92,246,605

Professional Services — 0.4%
Equifax, Inc.	15,217	$1,612,850
Experian PLC	85,608	1,719,578
Robert Half International, Inc.	30,884	1,554,700
Wolters Kluwer NV	961	44,413

		$4,931,541

Security	Shares	Value
Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$672,970
CBRE Group, Inc., Class A(2)	41,385	1,567,664
Daito Trust Construction Co., Ltd.	6,300	1,147,750
Heiwa Real Estate Co., Ltd.	40,500	690,453
Sumitomo Realty & Development Co., Ltd.	23,000	695,871

		$4,774,708

Road & Rail — 0.8%
Central Japan Railway Co.	5,500	$965,193
CSX Corp.	115,014	6,240,660
East Japan Railway Co.	6,400	590,773
Kansas City Southern	15,468	1,681,062
Keio Corp.	15,200	626,510

		$10,104,198

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	280,224	$10,670,930
Marvell Technology Group, Ltd.	84,177	1,506,768
Microchip Technology, Inc.(2)	4,320	387,850
NXP Semiconductors NV(2)	54,841	6,201,969
QUALCOMM, Inc.	86,673	4,493,128
Texas Instruments, Inc.	134,483	12,055,056
Tokyo Electron, Ltd.(1)	54,600	8,405,616
Versum Materials, Inc.	16,211	629,311

		$44,350,628

Software — 4.7%
Citrix Systems, Inc.(2)	34,110	$2,620,330
Electronic Arts, Inc.(2)	53,174	6,277,722
Konami Holdings Corp.	5,500	264,788
Micro Focus International PLC ADR(2)	10,842	345,860
Microsoft Corp.	539,189	40,164,189
Oracle Corp.	156,176	7,551,110
Trend Micro, Inc.	14,097	694,503

		$57,918,502

Specialty Retail — 1.9%
CarMax, Inc.(2)	5,464	$414,226
Fast Retailing Co., Ltd.(1)	34,100	10,057,962
Fnac Darty SA(2)	922	88,804
Home Depot, Inc. (The)	42,734	6,989,573
Lowe’s Cos., Inc.	50,810	4,061,751
Tiffany & Co.	19,173	1,759,698
USS Co., Ltd.	27,200	548,977

		$23,920,991

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	345,806	$53,295,621
Brother Industries, Ltd.	18,000	419,684
Canon, Inc.	19,100	653,620
Hewlett Packard Enterprise Co.	78,955	1,161,428
HP, Inc.	58,955	1,176,742

		$56,707,095

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.7%
adidas AG	11,824	$2,677,744
Asics Corp.	20,000	298,292
Hanesbrands, Inc.	32,716	806,122
Hermes International	1,733	874,349
Kering SA	7,380	2,939,952
LVMH Moet Hennessy Louis Vuitton SE	32,072	8,865,895
NIKE, Inc., Class B	83,464	4,327,608

		$20,789,962

Tobacco — 2.4%
British American Tobacco PLC	211,393	$13,233,985
Imperial Brands PLC(1)	143,738	6,134,849
Japan Tobacco, Inc.	76,500	2,506,977
Philip Morris International, Inc.	64,219	7,128,951

		$29,004,762

Trading Companies & Distributors — 0.5%
Ferguson PLC(1)	47,906	$3,143,074
Marubeni Corp.	20,000	136,724
Mitsubishi Corp.	37,000	860,835
Sumitomo Corp.	96,700	1,392,228

		$5,532,861

Transportation Infrastructure — 0.1%
Aeroports de Paris	6,667	$1,077,754

		$1,077,754

Wireless Telecommunication Services — 1.6%
KDDI Corp.(1)	163,300	$4,304,581
SoftBank Group Corp.(1)	112,298	9,106,951
T-Mobile US, Inc.(2)	7,000	431,620
Vodafone Group PLC(1)	2,099,564	5,879,172

		$19,722,324

Total Common Stocks — 100.7% (identified cost $500,754,976)		$1,236,182,713

Total Call Options Written — (1.2)% (premiums received $8,675,998)		$(14,777,133)

Other Assets, Less Liabilities — 0.5%		$6,731,970

Net Assets — 100.0%		$1,228,137,550

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged and/or segregated as collateral in connection with open foreign exchange-traded options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $3,614,576 or 0.3% of the Fund’s net assets.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.5%	$673,993,020
Japan	10.8	133,050,259
United Kingdom	9.7	119,708,955
France	6.5	80,159,284
Germany	6.3	77,466,267
Switzerland	5.7	70,552,209
Netherlands	2.4	29,617,875
Spain	1.8	22,396,552
Italy	1.2	14,264,293
Belgium	0.4	5,433,734
Denmark	0.2	2,920,802
Sweden	0.2	2,770,556
Ireland	0.2	2,371,344
Finland	0.1	1,477,563

Total Investments	100.0%	$1,236,182,713

Call Options Written — (1.2)%

Exchange-Traded Options — (1.2)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,275	EUR	45,834,338	EUR	3,475	10/6/17	$(1,692,897)
Dow Jones Euro Stoxx 50 Index	1,265	EUR	45,474,853	EUR	3,525	10/13/17	(1,035,824)
Dow Jones Euro Stoxx 50 Index	1,250	EUR	44,935,625	EUR	3,575	10/20/17	(513,457)
Dow Jones Euro Stoxx 50 Index	1,270	EUR	45,654,595	EUR	3,575	10/27/17	(690,605)
FTSE 100 Index	710	GBP	52,346,596	GBP	7,300	10/20/17	(921,670)
FTSE 100 Index	715	GBP	52,715,234	GBP	7,400	10/20/17	(370,317)
NASDAQ 100 Index	105	USD	62,782,629	USD	6,000	10/6/17	(243,075)
NASDAQ 100 Index	105	USD	62,782,629	USD	5,990	10/13/17	(479,850)
NASDAQ 100 Index	110	USD	65,772,278	USD	6,000	10/20/17	(598,950)
NASDAQ 100 Index	110	USD	65,772,278	USD	6,025	10/27/17	(623,700)
Nikkei 225 Index	170	JPY	3,460,567,600	JPY	19,375	10/6/17	(1,475,134)
Nikkei 225 Index	170	JPY	3,460,567,600	JPY	19,875	10/13/17	(782,537)
Nikkei 225 Index	170	JPY	3,460,567,600	JPY	20,375	10/20/17	(275,378)
Nikkei 225 Index	170	JPY	3,460,567,600	JPY	20,500	10/27/17	(297,397)
S&P 500 Index	130	USD	32,751,680	USD	2,480	10/2/17	(508,950)
S&P 500 Index	125	USD	31,492,000	USD	2,480	10/4/17	(493,125)
S&P 500 Index	130	USD	32,751,680	USD	2,485	10/6/17	(455,000)
S&P 500 Index	130	USD	32,751,680	USD	2,495	10/9/17	(345,150)
S&P 500 Index	130	USD	32,751,680	USD	2,505	10/11/17	(256,100)
S&P 500 Index	130	USD	32,751,680	USD	2,490	10/13/17	(438,750)
S&P 500 Index	130	USD	32,751,680	USD	2,510	10/16/17	(239,200)
S&P 500 Index	130	USD	32,751,680	USD	2,510	10/18/17	(256,750)
S&P 500 Index	125	USD	31,492,000	USD	2,505	10/20/17	(310,625)
S&P 500 Index	125	USD	31,492,000	USD	2,505	10/23/17	(321,250)
S&P 500 Index	130	USD	32,751,680	USD	2,510	10/25/17	(302,250)
S&P 500 Index	130	USD	32,751,680	USD	2,510	10/27/17	(320,450)
SMI Index	560	CHF	51,281,776	CHF	9,100	10/20/17	(528,742)

Total							$(14,777,133)

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

All of the securities of the Fund, unless otherwise pledged and/or segregated, are subject to segregation to satisfy the requirements of the escrow agent with respect to U.S. exchange-traded options. At September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $14,777,133.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$107,973,445	$69,962,753	$—	$177,936,198
Consumer Staples	49,749,232	76,861,145	—	126,610,377
Energy	21,893,506	29,040,244	—	50,933,750
Financials	67,463,087	103,344,531	—	170,807,618
Health Care	90,411,588	74,497,528	—	164,909,116
Industrials	46,725,623	73,767,276	—	120,492,899
Information Technology	251,848,266	38,606,649	—	290,454,915
Materials	11,453,762	46,683,035	—	58,136,797
Real Estate	9,323,310	6,148,211	—	15,471,521
Telecommunication Services	9,543,074	26,948,686	—	36,491,760
Utilities	14,155,956	9,781,806	—	23,937,762
Total Common Stocks	$680,540,849	$555,641,864 *	$—	$1,236,182,713
Total Investments	$680,540,849	$555,641,864	$—	$1,236,182,713

Liability Description
Call Options Written	$(6,193,175)	$(8,583,958)	$—	$(14,777,133)
Total	$(6,193,175)	$(8,583,958)	$—	$(14,777,133)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017